Sandstorm deferred revenue (Schedule of Components of Deferred Revenue) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Less: current portion	$ (2,029)
Non-current portion	22,978
Sandstorm Gold Ltd [Member]
Disclosure of transactions between related parties [line items]
Advances received	25,000
Deferred transaction costs	(466)
Accretion on significant financing component	473
Deferred revenue	25,007
Less: current portion	(2,029)
Non-current portion	$ 22,978